Balance Sheet Information - Summary of Certain Significant Amounts Included in Condensed Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Expendable parts and supplies, net:
Expendable parts and supplies	$ 23,441	$ 39,089	$ 39,630
Less: expendable parts warranty	(4,355)	(6,079)	(6,295)
Less: obsolescence	(2,914)	(4,738)	(4,090)
Expendable parts and supplies, net	16,172	28,272	29,245
Prepaid expenses and other current assets:
Prepaid aviation insurance		740	3,176
Prepaid vendors		966	143
Prepaid other insurance		1,066	1,205
Lease Incentives		143	1,125
Prepaid fuel and other		456	1,645
Prepaid expenses and other current assets	2,714	3,371	7,294
Property and equipment, net:
Property and equipment-gross	59,692	600,924	1,049,203
Less: accumulated depreciation	(27,842)	(174,573)	(351,181)
Property and equipment-net	31,850	426,351	698,022
Property and equipment, net	31,850	426,351
Other assets:
Investments in equity securities	350	300	20,320
Lease incentives		812	954
Contract asset	4,441	6,081	8,756
Other	675	516	516
Other assets	5,466	7,709	30,546
Other accrued expenses:
Accrued property taxes	2,483	4,650	5,281
Accrued interest	1,029	2,997	3,447
Accrued vacation	6,497	7,421	6,763
Accrued lodging	4,092	4,433	3,984
Accrued maintenance	1,415	2,493	2,117
Accrued employee benefits	1,550	1,075	1,450
Accrued fleet operating expense	412	2,751	650
Other	5,537	6,488	3,309
Other accrued expenses	23,015	32,308	27,001
Other noncurrent liabilities:
Warrant liabilities	100	25,225	25,225
Lease incentive obligations		1,050	1,050
Long-term employee benefits	1,737	485	429
Other		1,819	1,818
Other noncurrent liabilities	1,837	28,579	28,522
Aircraft and Other Flight Equipment [Member]
Property and equipment, net:
Property and equipment-gross	50,104	591,421	1,039,782
Other Machinery and Equipment [Member]
Property and equipment, net:
Property and equipment-gross	$ 9,588	$ 9,503	$ 9,421